Equity Linked Securities, lower strike call option and upper strike warrant - Equity linked securities movement (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Miniso Winky Italy S.r.l.
Trade and other payables
Group's effective interest (direct or indirect)	49.00%
Liability component | Amortized cost
Trade and other payables
Issuance of the Equity Linked Securities	¥ 2,352,383
Issuance cost	(65,740)
Interest expenses	192,342
Interest paid	(9,820)
Exchange adjustments	(53,498)
At end of the year	2,415,667
Derivative component | FVTPL
Trade and other payables
Issuance of the Equity Linked Securities	1,600,962
Issuance cost	(44,741)
Fair value changes for the year	(343,149)
Exchange adjustments	(29,022)
At end of the year	¥ 1,184,050